Offerings - Offering: 1	Jan. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	5,440,000
Maximum Aggregate Offering Price	$ 148,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,438.80
Rule 457(f)	true
Amount of Securities Received | shares	6,400,000
Value of Securities Received, Per Share	23.125
Value of Securities Received	$ 148,000,000.00
Fee Note MAOP	$ 148,000,000.00
Offering Note	(a) Amount Registered: Represents the maximum number of shares of common stock of Home BancShares, Inc. ("Home") estimated to be issuable to holders of shares of common stock of Mountain Commerce Bancorp, Inc. ("MCBI") as the merger consideration pursuant to the Agreement and Plan of Merger dated as of December 7, 2025, among Home, Centennial Bank, Home's acquisition subsidiary, MCBI and Mountain Commerce Bank (the "Merger Agreement"). This number is based on the product of 6,400,000 shares of MCBI common stock estimated to be outstanding at the effective time of the merger, which represents the maximum number of shares of MCBI common stock that may be outstanding at the effective time of the merger pursuant to the terms of the Merger Agreement, multiplied by the exchange ratio set forth in the Merger Agreement of 0.85 shares of Home common stock for each outstanding share of MCBI common stock. (b) Maximum Offering Price: Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated pursuant to Rule 457(f) promulgated thereunder. The proposed maximum aggregate offering price of Home's common stock is calculated based upon the market value of the shares of MCBI common stock (the securities to be cancelled in the merger) determined in accordance with Rule 457(c) under the Securities Act and is equal to the product of (i) $23.125, the average of the high and low prices per share of MCBI common stock as quoted on the OTCQX Market on January 7, 2026, multiplied by (ii) 6,400,000 (the estimated maximum number of shares of MCBI common stock to be cancelled and exchanged for the merger consideration). (c) Amount of Registration Fee: Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.